IMPAIRMENT (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Book value	R$ 4,378,615	R$ 4,340,252
TLSA [Member]
IfrsStatementLineItems [Line Items]
Book value	R$ 1,796,451
Cash Flow Period	2025 to 2057 (end of concession)
Gross Margin	Estimated based on market study to capture loads and operating costs according to market trend studies
Cost estimate	Costs based on study and market trends and simulations that calculate diesel costs, main operating cost
Perpetuity growth rate	No growth rate was considered due to the projected model until the end of the concession in 2057
Measurement of recoverable value	VIU
Range of prices projected for rail transport	Market-based data
Sensitivity of key assumptions	An 18% reduction in sales volume would result in the estimated recoverable amount equal to the carrying amount of this asset
Test result	The recoverable amount of the investment is higher than its book values, and no impairment loss is recognized
TLSA [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate, in real terms	5.56%
TLSA [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate, in real terms	6.68%